Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP Thrift
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of the Plan
General. The Plan is a non-qualified contributory plan. In addition to the Plan, Cullen/Frost maintains the 401(k) Stock Purchase Plan for Employees of Cullen/Frost Bankers, Inc. and Its Affiliates (the “401(k) Plan”). The Plan covers certain employees who have been deemed eligible for participation. The Plan is intended to provide current compensation that is reasonably comparable to other benefits the participant would be able to receive during a relevant plan year under the 401(k) Plan if it were not for limitations imposed by certain sections of the Internal Revenue Code (the “Code”).
Contributions. For each plan year, each active participant is eligible to contribute an amount equal to 7% of their compensation in excess of the maximum annual compensation limit in effect under Code section 401(a)(17)(A) for the plan year. Further, each participant who also participates in the 401(k) Plan will be assumed to have made pre-tax deferrals equal to the Code section 402(g) limit in effect for that plan year. Cullen/Frost's administrative committee determines at such times as the Code limitations are applied under the 401(k) Plan. The Plan is not designed to provide deferred compensation and is intended to be exempt from Section 409A of the Code.
For each plan year, Cullen/Frost makes contributions equal to 100% of each participant’s after-tax contributions to the Plan for the respective plan year.
Vesting. Participants are immediately vested 100% in their accounts, which are distributed to each participant annually.
Investment Options. All contributions from both the Plan participants and Cullen/Frost are invested in Cullen/Frost common stock.
Payment of Benefits. In general, all Plan equity is distributed on an annual basis by the end of each plan year, including dividend and interest income and net unrealized appreciation/depreciation in the fair value of investments earned during the year. Assets are transferred into brokerage and checking accounts in the names of each individual participant.
Plan Termination. Although it has not expressed any present intent to do so, Cullen/Frost has the right under the Plan to discontinue its contributions at any time and to terminate the Plan.